Deposits (Tables)	9 Months Ended
Jul. 31, 2021
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Summary of Deposits and Components

$ millions, as at				2021 Jul. 31	2020 Oct. 31
	Payable on demand (3)	Payable after notice (4)	Payable on a fixed date (5)(6)	Total	Total
Personal	$15,837	$143,613	$51,233	$210,683	$202,152
Business and government (7)(8)	94,920	82,168	155,886	332,974	311,426
Bank	9,208	214	9,286	18,708	17,011
Secured borrowings (9)	–	–	40,604	40,604	40,151
	$119,965	$225,995	$257,009	$602,969	$570,740
Comprised of:
Held at amortized cost				$584,798	$557,321
Designated at fair value				18,171	13,419
				$602,969	$570,740
Total deposits include (10) :
Non-interest-bearing deposits
Canada				$84,679	$71,122
U.S.				15,089	13,833
Other international				5,502	5,798
Interest-bearing deposits
Canada				399,436	389,439
U.S.				72,828	66,399
Other international				25,435	24,149
				$602,969	$570,740
(1)
Includes deposits of $207.7 billion (October 31, 2020: $185.2 billion) denominated in U.S. dollars and deposits of $34 billion (October 31, 2020: $30.2 billion) denominated in other foreign currencies.

(2)	Net of purchased notes of $3.4 billion (October 31, 2020: $3.1 billion).
(3)	Includes all deposits for which we do not have the right to require notice of withdrawal. These deposits are generally chequing accounts.
(4)	Includes all deposits for which we can legally require notice of withdrawal. These deposits are generally savings accounts.
(5)	Includes all deposits that mature on a specified date. These deposits are generally term deposits, guaranteed investment certificates, and similar instruments.
(6)
Includes $30.6

billion (October 31, 2020: $19.9

billion) of deposits which are subject to the bank recapitalization (bail-in) conversion regulations issued by the Department of Finance Canada. These regulations provide certain statutory powers to the Canada Deposit Insurance Corporation (CDIC), including the ability to convert specified eligible shares and liabilities of CIBC into common shares in the event that CIBC is determined to be non-viable.

(7)	Includes $300 million (October 31, 2020: $303 million) of Notes issued to CIBC Capital Trust.
(8)	Includes structured note liabilities that were sold upon issuance to third-party financial intermediaries, who may resell the notes to retail investors in foreign jurisdictions.
(9)	Comprises liabilities issued by, or as a result of, activities associated with the securitization of residential mortgages, covered bond programme, and consolidated securitization vehicles.
(10)	Classification is based on geographical location of the CIBC office.